Impairment Charges on Financial Assets	12 Months Ended
Mar. 31, 2018
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Impairment Charges on Financial Assets
32	IMPAIRMENT CHARGES ON FINANCIAL ASSETS

Impairment charges on financial assets for the fiscal years ended March 31, 2018, 2017 and 2016 consisted of the following:

	For the fiscal year ended March 31,
	2018	2017	2016
	(In millions)
Loans and advances(1)	¥126,623	¥141,457	¥118,750
Available-for-sale financial assets	10,185	71,510	29,606

Total impairment charges on financial assets	¥136,808	¥212,967	¥148,356

(1)	Cross-reference to provision for loan losses in the table of reconciliation of allowance for loan losses in Note 10 “Loans and Advances.”